SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Trade receivables	$ 83,847	$ 9,800
GST receivable	7,701	2,128
Total trade receivables	$ 91,548	$ 11,928